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T. Rowe Price Equity Series, Inc.
   T. Rowe Price New America Growth Portfolio

 Supplement to prospectus dated May 1, 2002
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 Effective immediately, the Portfolio Management paragraph on page 9 of the prospectus is updated with the following:

   Portfolio Management
   Effective July 22, 2002, Joseph M. Milano became chairman of New America Growth Portfolio's Investment Advisory Committee and assumed day-to-day responsibility for managing the portfolio. Mr. Milano joined T. Rowe Price in 1996 as a research analyst in the equity division covering a wide range of growth companies. He is a member of seven T. Rowe Price Investment Advisory Committees.

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 The date of the above supplement is August 19, 2002.
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T. Rowe Price Fixed Income Series, Inc.
   T. Rowe Price Prime Reserve Portfolio


 Supplement to prospectus dated May 1, 2002
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 Effective immediately, the Portfolio Management paragraph on page 9 of the prospectus is replaced with the following:

   Portfolio Management
   The fund has an Investment Advisory Committee with the following members:
   James M. McDonald, Chairman, Steven G. Brooks, Brian E. Burns, Alan D. Levenson, Joseph K. Lynagh, Joan R. Potee, and Edward A. Wiese. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund's investment program. Mr. McDonald was elected chairman of the fund's committee in 2002. He joined
   T. Rowe Price in 1976 as a financial statistician and has been managing investments since 1979.
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 The date of the above supplement is May 29, 2002.
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                                                                 C15-041 8/19/02